CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Mar. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Dec. 08, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents		$ 69,935,000			$ 105,027,484			$ 22,476,000	$ 30,043,046	$ 12,889,931
Restricted cash		2,768,000			2,768,000				0
Accounts receivable, net		3,194,000			3,122,015				2,910,079
Inventories		13,066,000			11,427,567				13,964,510
Prepaid expenses and other current assets		12,000,000			4,915,305				2,131,895
Deferred contract costs, current		0			7,580,423				0
TOTAL CURRENT ASSETS		100,963,000			134,840,265				49,049,530
Property and equipment, net		6,602,000			7,019,000
Unbilled receivables		11,044,000			8,890,888				0
Forward purchase receivable		58,184,000			60,050,189		$ 65,062,000		0
Operating lease right-of-use asset		10,520,000	[1]	$ 11,298,000	0	[1]
Goodwill		7,444,000			7,443,569				0
Prepaid expenses, noncurrent		10,702,000			0
Deferred contract costs, noncurrent		0			11,847,266				0
Other long-term assets		1,431,000			1,514,000				204,122
TOTAL ASSETS		206,890,000			231,604,850				59,665,048
CURRENT LIABILITIES
Accounts payable		16,542,000			28,936,000				9,072,929
Accrued expenses		10,600,000			6,392,029				5,802,135
Deferred revenue		1,904,000			2,020,351				2,435,909
Operating lease liabilities, current	[1]	3,270,000			0
Other current liabilities		18,031,000			21,899,142				14,958,064
SPAC warrant liabilities		19,820,000			22,044,750				0
TOTAL CURRENT LIABILITIES		70,167,000			81,292,000				38,141,436
PIPE Convertible Notes, net of transaction costs		77,371,000			77,047,475				0
Long-term debt		43,386,000			43,286,747				3,750,000
Forward purchase option derivative		17,609,000			4,202,562				0
Earnout liability		20,145,000			27,133,563				0
Operating lease, liability, noncurrent	[1]	7,703,000			0
Other long-term liabilities		104,000			217,238				1,015,248
TOTAL LIABILITIES		236,485,000			233,180,000				42,906,684
STOCKHOLDERS' DEFICIT
Common stock, $0.0001 par value per share; 600,000,000 shares authorized as of both March 31, 2022 and December 31, 2021; 66,915,204 and 66,647,242 shares issued and outstanding as of both March 31, 2022 and December 31, 2021, respectively		7,000			6,665				939
Additional paid-in capital		391,257,000			383,065,836				6,982,156
Accumulated deficit		(420,859,000)			(384,648,214)				(315,425,489)
TOTAL STOCKHOLDERS' DEFICIT		(29,595,000)			(1,575,000)			$ (322,605,000)	(308,442,394)	$ (274,943,167)	$ (210,774,713)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT		$ 206,890,000			$ 231,604,850				$ 59,665,048

[1]	Figures as of March 31, 2022 reflect the Company’s January 1, 2022 adoption of Accounting Standards Update (“ASU”) No. 2016-02, Leases. For additional details, see Note 1.